Expenses by Nature - Summary of Expenses by Cost of Sales (Parenthetical) (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of expenses by nature cost of sales [abstract]
Depreciation and amortization expenses related to financial services	₺ 26,478	₺ 16,321	₺ 8,828